CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CAPITAL MANAGEMENT

19. CAPITAL MANAGEMENT

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company’s capital structure consists of shareholders’ equity (comprising issued capital plus equity reserves plus retained earnings (deficit)) with a shareholders’ equity of $179,058 as at December 31, 2025 (December 31, 2024 - $131,347).

The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets. The Company’s capital requirements are effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company is not subject to any externally imposed capital requirements with the exception of compliance with covenants for the Trafigura Loan Facility and for the San Lucas Promissory Notes Issuance program, see note 11(b) and note 11(d) for details.